General and Administrative Expenses - Summary of Mileage Stock (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩) shares yr	Dec. 31, 2023 KRW (₩)
Disclosure of terms and conditions of mileage stock [line items]
Number of granted shares	123,473
Remaining shares	61,130
Explanation of effect of mileage stock on financial positions	Mileage stock is exercisable for four years after one year from the grant date at the closing price of the end of the previous month. However, mileage stock can be exercised at the closing price of the end of the previous month on the date of occurrence of retirement or transfer despite a one-year lock-up period.
Liabilities from mileage stock | ₩	₩ 5,067	₩ 3,183
Explanation of effect of mileage stock on profit or loss	Assessed based on the stock price as of December 31, 2024. These shares are vested immediately at grant date.
Expense from mileage stock transactions with employees | ₩	₩ 3,183	₩ 1,645
Stock Granted in 202001
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jan. 18, 2020
Number of granted shares	28,645
Remaining shares	10,037
Stock Granted in 202001 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted in 202001 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.04
Stock Granted in 202002
Disclosure of terms and conditions of mileage stock [line items]
Grant date	May 12, 2020
Number of granted shares	46
Remaining shares	25
Stock Granted in 202002 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted in 202002 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.36
Stock Granted in 202003
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jun. 30, 2020
Number of granted shares	206
Remaining shares	118
Stock Granted in 202003 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted in 202003 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.49
Stock Granted in 202004
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Aug. 26, 2020
Number of granted shares	40
Remaining shares	16
Stock Granted in 202004 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted in 202004 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.65
Stock Granted in 202005
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Oct. 29, 2020
Number of granted shares	160
Remaining shares	80
Stock Granted in 202005 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted in 202005 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.82
Stock Granted in 202006
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Nov. 06, 2020
Number of granted shares	45
Remaining shares	35
Stock Granted in 202006 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted in 202006 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.85
Stock Granted in 202007
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Nov. 30, 2020
Number of granted shares	35
Remaining shares	26
Stock Granted in 202007 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted in 202007 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.91
Stock Granted in 202008
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 02, 2020
Number of granted shares	57
Remaining shares	22
Stock Granted in 202008 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted in 202008 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.92
Stock Granted in 202009
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 04, 2020
Number of granted shares	154
Remaining shares	21
Stock Granted in 202009 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted in 202009 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.92
Stock Granted in 202010
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 30, 2020
Number of granted shares	88
Remaining shares	25
Stock Granted in 202010 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted in 202010 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.99
Stock Granted In 202101
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jan. 15, 2021
Number of granted shares	28,156
Remaining shares	10,375
Stock Granted In 202101 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202101 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.04
Stock Granted In 202102
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Apr. 05, 2021
Number of granted shares	89
Remaining shares	53
Stock Granted In 202102 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202102 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.26
Stock Granted In 202103
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 01, 2021
Number of granted shares	54
Remaining shares	18
Stock Granted In 202103 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202103 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.5
Stock Granted In 202104
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 02, 2021
Number of granted shares	11
Remaining shares	11
Stock Granted In 202104 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202104 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.5
Stock Granted In 202105
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 27, 2021
Number of granted shares	70
Remaining shares	32
Stock Granted In 202105 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202105 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.57
Stock Granted In 202106
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Nov. 01, 2021
Number of granted shares	71
Remaining shares	53
Stock Granted In 202106 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202106 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.83
Stock Granted In 202107
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Nov. 16, 2021
Number of granted shares	53
Remaining shares	13
Stock Granted In 202107 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202107 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.87
Stock Granted In 202108
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 03, 2021
Number of granted shares	91
Remaining shares	39
Stock Granted In 202108 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202108 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.92
Stock Granted In 202109
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 06, 2021
Number of granted shares	87
Remaining shares	26
Stock Granted In 202109 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202109 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.93
Stock Granted In 202110
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 30, 2021
Number of granted shares	76
Remaining shares	38
Stock Granted In 202110 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202110 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.99
Stock granted in 202202
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Apr. 04, 2022
Number of granted shares	65
Remaining shares	33
Stock granted in 202202 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202202 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.25
Stock granted in 202203
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Apr. 19, 2022
Number of granted shares	33
Remaining shares	20
Stock granted in 202203 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202203 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.3
Stock granted in 202204
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Aug. 03, 2022
Number of granted shares	62
Remaining shares	6
Stock granted in 202204 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202204 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.59
Stock granted in 202205
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Aug. 09, 2022
Number of granted shares	80
Remaining shares	21
Stock granted in 202205 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202205 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.6
Stock granted in 202206
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Oct. 19, 2022
Number of granted shares	55
Remaining shares	5
Stock granted in 202206 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202206 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.8
Stock granted in 202207
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Nov. 01, 2022
Number of granted shares	177
Remaining shares	90
Stock granted in 202207 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202207 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.83
Stock granted in 202208
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 01, 2022
Number of granted shares	49
Remaining shares	48
Stock granted in 202208 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202208 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.92
Stock granted in 202209
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 06, 2022
Number of granted shares	88
Remaining shares	10
Stock granted in 202209 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202209 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.93
Stock granted in 202210
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 12, 2022
Number of granted shares	114
Remaining shares	48
Stock granted in 202210 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202210 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.95
Stock granted in 202211
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 15, 2022
Number of granted shares	42
Remaining shares	28
Stock granted in 202211 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202211 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.95
Stock granted in 202212
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 30, 2022
Number of granted shares	114
Remaining shares	63
Stock granted in 202212 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202212 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.99
Stock Granted In 202201 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jan. 14, 2022
Number of granted shares	20,909
Remaining shares	10,827
Stock Granted In 202201 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202201 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.04
Stock granted in 202301
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jan. 09, 2023
Number of granted shares	23,071
Remaining shares	9,867
Stock granted in 202301 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202301 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.02
Stock granted in 202302
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jan. 14, 2023
Number of granted shares	742
Remaining shares	377
Stock granted in 202302 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202302 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.04
Stock granted in 202303
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Mar. 07, 2023
Number of granted shares	58
Remaining shares	29
Stock granted in 202303 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202303 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.18
Stock granted in 202304
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Mar. 27, 2023
Number of granted shares	58
Remaining shares	54
Stock granted in 202304 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202304 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.23
Stock granted in 202305
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Mar. 31, 2023
Number of granted shares	97
Remaining shares	38
Stock granted in 202305 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202305 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.24
Stock granted in 202306
Disclosure of terms and conditions of mileage stock [line items]
Grant date	May 04, 2023
Number of granted shares	105
Remaining shares	56
Stock granted in 202306 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202306 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.34
Stock granted in 202307
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 03, 2023
Number of granted shares	63
Remaining shares	21
Stock granted in 202307 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202307 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.5
Stock granted in 202308
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 26, 2023
Number of granted shares	38
Remaining shares	31
Stock granted in 202308 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202308 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.56
Stock granted in 202309
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 31, 2023
Number of granted shares	220
Remaining shares	126
Stock granted in 202309 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202309 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.58
Stock granted in 202310
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Oct. 20, 2023
Number of granted shares	80
Remaining shares	59
Stock granted in 202310 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202310 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.8
Stock granted in 202311
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Nov. 01, 2023
Number of granted shares	78
Remaining shares	58
Stock granted in 202311 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202311 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.83
Stock granted in 202312
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 01, 2023
Number of granted shares	49
Remaining shares	36
Stock granted in 202312 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202312 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.92
Stock granted in 202313
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 13, 2023
Number of granted shares	115
Remaining shares	115
Stock granted in 202313 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202313 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.95
Stock granted in 202314
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 14, 2023
Number of granted shares	57
Remaining shares	57
Stock granted in 202314 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202314 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.95
Stock granted in 202315
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 27, 2023
Number of granted shares	19
Remaining shares	19
Stock granted in 202315 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202315 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.99
Stock granted in 202316
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 28, 2023
Number of granted shares	162
Remaining shares	162
Stock granted in 202316 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202316 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.99
Stock granted in 202317
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 29, 2023
Number of granted shares	95
Remaining shares	95
Stock granted in 202317 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202317 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.99
Stock Granted In 202401 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jan. 13, 2024
Number of granted shares	17,523
Remaining shares	16,849
Stock Granted In 202401 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202401 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.03
Stock Granted In 202402 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jan. 31, 2024
Number of granted shares	297
Remaining shares	297
Stock Granted In 202402 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202402 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.08
Stock Granted In 202404 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 01, 2024
Number of granted shares	38
Remaining shares	38
Stock Granted In 202404 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202404 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.5
Stock Granted In 202405 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Aug. 01, 2024
Number of granted shares	141
Remaining shares	141
Stock Granted In 202405 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202405 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.58
Stock Granted In 202406 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Sep. 02, 2024
Number of granted shares	14
Remaining shares	14
Stock Granted In 202406 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202406 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.67
Stock Granted In 202407 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Nov. 01, 2024
Number of granted shares	55
Remaining shares	55
Stock Granted In 202407 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202407 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.84
Stock Granted In 202408 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 04, 2024
Number of granted shares	26
Remaining shares	26
Stock Granted In 202408 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202408 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.93
Stock Granted In 202409 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 19, 2024
Number of granted shares	88
Remaining shares	88
Stock Granted In 202409 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202409 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.97
Stock Granted In 202410 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 30, 2024
Number of granted shares	73
Remaining shares	73
Stock Granted In 202410 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202410 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	5
Stock Granted In 202403 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Apr. 01, 2024
Number of granted shares	89
Remaining shares	87
Stock Granted In 202403 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202403 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.25